Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and Description of Business [Abstract]
Organization and Description of Business
1.	Organization and Description of Business
Organization
Allurion Technologies, Inc. (“Allurion” or the “Company”) is a vertically integrated medical device company that is developing, manufacturing, and commercializing innovative weight loss experiences centered around its Allurion
™
Gastric Balloon. The Allurion Gastric Balloon is the world’s first and only swallowable, procedure-less intragastric balloon for weight loss that does not require surgery, endoscopy, or anesthesia for placement or removal. Allurion sells the Allurion Gastric Balloon and related hardware accessories through distributors or directly to health care providers. The Company currently also provides, free of charge, artificial intelligence (AI)-powered remote patient monitoring tools, a mobile app for patients and a clinic dashboard for providers, referred to as the Allurion Virtual Care Suite or “VCS” and collectively with the Allurion Gastric Balloon referred to as the “Allurion Program”. Allurion currently markets the Allurion Program in over 50 countries, and the Company operates subsidiaries in the United States, France, the United Arab Emirates, Hong Kong, the United Kingdom, Italy, Spain, Australia and Mexico.
Business Combination Agreement
On February 9, 2023, Allurion Technologies Opco, Inc. (formerly Allurion Technologies, Inc., “Legacy Allurion”) and Allurion Technologies, Inc. (formerly Allurion Technologies Holdings, Inc.), entered into the Business Combination Agreement (as subsequently amended on May 2, 2023, the “Business Combination Agreement”) with Compute Health Acquisition Corp. (“CPUH” or “Compute Health”), Compute Health Corp. (“Merger Sub I”) and Compute Health LLC (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”). Pursuant to the Business Combination Agreement, on August 1, 2023 (the “Closing Date”), the Mergers (as defined below) were consummated in three steps: (a) Compute Health merged with and into Allurion (the “CPUH Merger”), with Allurion surviving the CPUH Merger as a publicly listed entity (the time at which the CPUH Merger became effective, the “CPUH Merger Effective Time”) and becoming the sole owner of the Merger Subs; (b) three hours following the consummation of the CPUH Merger, Merger Sub I merged with and into Legacy Allurion (the “Intermediate Merger” and the time at which the Intermediate Merger became effective, the “Intermediate Merger Effective Time”), with Legacy Allurion surviving the Intermediate Merger and becoming a direct, wholly-owned subsidiary of Allurion; and (c) thereafter, Legacy Allurion merged with and into Merger Sub II (the “Final Merger” and, collectively with the CPUH Merger and the Intermediate Merger, the “Mergers”, and together with all other transactions contemplated by the Business Combination Agreement, the “Business Combination”), with Merger Sub II surviving the Final Merger and remaining a direct, wholly-owned subsidiary of Allurion (the time at which the Final Merger became effective, the “Final Merger Effective Time”). Allurion shares began trading on the New York Stock Exchange (“NYSE”) under the ticker symbol “ALUR” on August 2, 2023. Upon completion of the Business Combination, Legacy Allurion’s business operations continued as our business operations.
The Business Combination was accounted for as a reverse capitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, Compute Health was treated as the “acquired” company for financial reporting purposes and Legacy Allurion was the accounting “acquirer”. Accordingly, the Business Combination was treated as the equivalent of Legacy Allurion issuing stock for the net assets of Compute Health, accompanied by a recapitalization. As a result of the reverse recapitalization, the assets and liabilities of the Company are presented at their historical carrying values, and the assets and liabilities of Compute Health are recognized on the acquisition date and measured on the basis of the net proceeds from the capital transaction, with no goodwill or other intangible assets recorded. This determination is primarily based on the fact that, immediately following the Business Combination, Legacy Allurion stockholders had a majority of the voting power of Allurion, Legacy Allurion controlled the majority of the board seats of Allurion, and Legacy Allurion senior management comprised all of the senior management of Allurion. The equity structure has been restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share (“Allurion Common Stock” or the “Company’s Common Stock”), issued to Legacy Allurion stockholders in connection with the Business

Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Allurion’s convertible preferred stock and Legacy Allurion common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of approximately 0.9780 (the “Exchange Ratio”) established in the Business Combination. As a result of this retrospective application, certain prior period balances within the condensed consolidated financial statements have changed. Refer to Note 3,
Business Combination
for further discussion regarding the closing of the Business Combination with Compute Health.
Unless otherwise indicated, references in this Quarterly Report on Form
10-Q
to the “Company”, “our”, and “Allurion” refer to the condensed consolidated operations of Allurion Technologies, Inc. and its subsidiaries. References to CPUH and Compute Health refer to Compute Health Acquisition Corp. and its subsidiaries prior to the consummation of the Business Combination and references to “Legacy Allurion” refer to Allurion Technologies, Inc. prior to the consummation of the Business Combination.
Basis of Presentation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to the applicable accounting guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”), and Accounting Standards Update (“ASU”), of the Financial Accounting Standards Board (“FASB”). They should be read in conjunction with the Legacy Allurion’s audited financial statements as of and for the year ended December 31, 2022 included in the Company’s Proxy Statement/Prospectus on Form
S-4/A
filed with the SEC on July 7, 2023 (the “Proxy Statement/Prospectus”). The financial statements as of September 30, 2023 and for the three and nine months ended September 30, 2023 and 2022 presented in this report are unaudited; however, in the opinion of management such financial statements reflect all adjustments, consisting solely of normal recurring adjustments, necessary for a fair presentation of the results for the interim periods presented. The results of operations for the periods presented are not necessarily indicative of the results that might be expected for future interim periods or for the full year.
In connection with the Business Combination, the Company’s equity structure has been restated as of and for the year ended December 31, 2022 to reflect the number of shares of the Allurion Common Stock, $0.0001 par value per share, issued to Legacy Allurion stockholders. As such, the shares and corresponding capital amounts presented in the condensed consolidated balance sheet and condensed consolidated statement of redeemable convertible preferred stock and stockholders deficit have been retroactively restated as shares reflecting the Exchange Ratio established in the Business Combination. All existing Legacy Allurion redeemable convertible preferred stock and Legacy Allurion convertible preferred stock were converted into shares of Allurion Common Stock.
The consolidated financial statements include Allurion and its consolidated subsidiaries: Allurion France SAS and Allurion Middle East Medical Instrument Trading, LLC, which were both incorporated in 2017; Allurion Hong Kong Ltd., which was incorporated in 2019; Allurion UK Ltd., which was incorporated in 2021; Allurion Italy, Srl, Allurion Spain, Srl, Allurion Australia Pty Ltd., and Allurion Mexico S. de R.L de C.V, which were incorporated in 2022; and Allurion Technologies, LLC, which was incorporated in 2023. The Company’s operations are located in Europe, the Middle East, Africa, Latin America, Canada and the Asia-Pacific region, and it operates in one business segment.
Our foreign operations are subject to exchange rate fluctuations and foreign currency transaction costs. The functional currency for all of our foreign subsidiaries is the United States dollar except Allurion Australia Pty Ltd., which uses the Australian dollar. When remeasuring from a local currency to the functional currency, assets and liabilities are remeasured into U.S. dollars at exchange rates in effect at the balance sheet dates and results of operations transacted in local currency are remeasured into U.S. dollars using average exchange rates for the period presented. Losses from remeasurement of $0.3 million and $0.4 million for the three months ended
September 30, 2023 and 2022, respectively, and losses from remeasurement of $0.3 million and $0.9 million for the nine months ended September 30, 2023 and 2022, respectively, are recorded in the statements of operations and comprehensive loss within Other (expense) income, net. The Company translates the foreign functional currency financial statements to U.S. dollars for Allurion Australia Pty Ltd. using the exchange rates at the balance sheet date for assets and liabilities, the period average exchange rates for revenues and expenses, and the historical exchange rates for equity transactions. The effects of foreign currency translation adjustments were immaterial for the three and nine months ended September 30, 2023 and 2022.
Going Concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
The Company has incurred recurring losses since inception and anticipates net losses and negative operating cash flows for the near future and may be unable to remain in compliance with certain financial covenants required under its credit facilities. Through September 30, 2023, the Company has funded its operations primarily with proceeds from the sale of its convertible preferred stock, issuance of convertible notes, issuance of term loans, and funds received upon consummation of the Business Combination. The Company has incurred recurring losses and cash outflows from operating activities since its inception, including net losses of $61.4 million and $25.4 million and cash outflows from operating activities of $43.1 million and $31.3 million for the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023, the Company had an accumulated deficit of $193.6 million. The Company expects to continue to generate significant operating losses for the foreseeable future.
Based on the Company’s recurring losses from operations incurred since inception, its expectation of continuing operating losses for the foreseeable future, and the potential need to raise additional capital to finance its future operations and debt service payments, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these consolidated financial statements are issued. The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

1.	Organization and Basis of Presentation
Organization
Allurion Technologies, Inc. (“Allurion” or the “Company”) is a vertically integrated medical device company that is developing, manufacturing, and commercializing innovative weight loss experiences centered around its Allurion
™
Gastric Balloon. The Allurion Gastric Balloon is the world’s first and only swallowable, procedure-less intragastric balloon for weight loss that does not require surgery, endoscopy, or anesthesia for placement or removal. Allurion sells the Allurion Gastric Balloon and related hardware accessories through distributors or directly to health care providers. The Company currently also provides, free of charge, artificial intelligence (AI)-powered remote patient monitoring tools, a mobile app for patients and a clinic dashboard for providers, referred to as the Allurion Virtual Care Suite or “VCS” and collectively with the Allurion Gastric Balloon referred to as the “Allurion Program”. Allurion currently markets the Allurion Program in over 50 countries, and the Company operates subsidiaries in the U.S., France, the United Arab Emirates, Hong Kong, the United Kingdom, Italy, Spain, Australia and Mexico.
Basis of Presentation
The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include Allurion; and its consolidated subsidiaries, Allurion France SAS, and Allurion Middle East, LLC, which were both incorporated in 2017; Allurion Hong Kong Ltd., which was incorporated in 2019; Allurion UK Ltd., which was incorporated in 2021; and Allurion Italy, Srl, Allurion Spain, Srl, Allurion Australia Pty Ltd. and Allurion Mexico S. de R.L de C.V, which were incorporated in 2022. The Company’s principal operations are located in Europe, the Middle East, Africa, Latin America, Canada and the Asia-Pacific region, and it operates in one business segment.
Our foreign operations are subject to exchange rate fluctuations and foreign currency transaction costs. The functional currency for all of our foreign subsidiaries is the United States dollar except Allurion Australia Pty Ltd., which uses the Australian dollar. When remeasuring from a local currency to the functional currency, assets and liabilities are remeasured into U.S. dollars at exchange rates in effect at the balance sheet dates and results of operations transacted in local currency are remeasured into U.S. dollars using average exchange rates for the period presented. Losses from remeasurement of $0.7 million and $0.4 million as of December 31, 2022 and 2021, respectively, are recorded in the statements of operations and comprehensive loss within other expense, net. The Company translates the foreign functional currency financial statements to U.S. dollars for Allurion Australia Pty Ltd. using the exchange rates at the balance sheet date for assets and liabilities, the period average exchange rates for revenues and expenses, and the historical exchange rates for equity transactions. The effects of foreign currency translation adjustments were immaterial for the years ended December 31, 2022 and 2021.
Business Combination Agreement
On February 9, 2023, Allurion Technologies Opco, Inc. (formerly Allurion Technologies, Inc., “Legacy Allurion”) and Allurion Technologies, Inc. (“New Allurion”, formerly Allurion Technologies Holdings, Inc.), entered into the Business Combination Agreement (as subsequently amended on May 2, 2023, the “Business Combination Agreement”) with Compute Health Acquisition Corp. (“CPUH” or “Compute Health”), Compute Health Corp. (“Merger Sub I”) and Compute Health LLC (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”). Pursuant to the Business Combination Agreement, on August 1, 2023 (the “Closing Date”),

the mergers were consummated with Merger Sub II continuing as the surviving limited liability company and a wholly owned subsidiary of New Allurion (the “Business Combination”).
In connection with the Business Combination, Allurion received $38.4 million of proceeds from the trust account of Compute Health. Additionally, Allurion and Compute Health entered into subscription agreements, each dated February 9, 2023, with certain accredited investors and qualified institutional buyers (the “PIPE Investors”), pursuant to which, the PIPE Investors purchased an aggregate of 5,386,695 shares of Allurion Common Stock for an aggregate purchase price of $37.9 million. The direct and incremental transaction costs were $14.2 million, with net proceeds from the Business Combination of $62.1 million. Concurrently with the closing of the Business Combination, RTW Investments, LP paid Allurion
$40.0 million in exchange for revenue interest payments on the Company’s current and future products under the Revenue Interest Financing Agreement. The Company also entered into a credit agreement with Fortress Credit Corp. at closing, under which the Company borrowed $60.0 million to repay its outstanding obligations with respect to the 2021 Term Loan (as defined below).
The Business Combination was accounted for as a reverse capitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, Compute Health was treated as the “acquired” company for financial reporting purposes and Legacy Allurion was the accounting “acquirer”. Accordingly, the Business Combination was treated as the equivalent of Legacy Allurion issuing stock for the net assets of Compute Health, accompanied by a recapitalization. As a result of the reverse recapitalization, the assets and liabilities of the Company are presented at their historical carrying values, and the assets and liabilities of Compute Health are recognized on the acquisition date and measured on the basis of the net proceeds from the capital transaction, with no goodwill or other intangible assets recorded. This determination is primarily based on the fact that, immediately following the Business Combination, Legacy Allurion stockholders had a majority of the voting power of Allurion, Legacy Allurion controlled the majority of the board seats of Allurion, and Legacy Allurion senior management comprised all of the senior management of Allurion.
Retrospective Adjustment
In connection with the Business Combination with CPUH (see Note 17,
Subsequent Events
), the Company retroactively applied the recapitalization of the Company’s equity structure including the consolidated statement of redeemable convertible preferred stock and stockholders deficit from January 1, 2020 to December 31, 2022, the total stockholders deficit within the Company’s consolidated balance sheet as of December 31, 2022 and 2021, the weighted average outstanding shares basic and diluted for the years ended December 31, 2022 and 2021. The retroactive application reflects the equivalent number of shares of New Allurion common stock, $0.0001 par value per share, issued to the Company’s stockholders in connection with the Business Combination at the applicable exchange ratio of 0.9780 (the “Exchange Ratio”). All existing redeemable convertible preferred stock and convertible preferred stock were converted into shares of New Allurion common stock with no preferred stock outstanding.
Going Concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company has incurred recurring losses since inception and anticipates net losses and negative operating cash flows for the near future and may be unable to remain in compliance with certain financial covenants required under its credit facility. Through December 31, 2022, the Company has funded its operations primarily with proceeds from the sale of its convertible preferred stock, issuance of convertible notes, issuance of term loans and funds available under the line of credit. The Company has incurred recurring losses and cash outflows from operating activities since its inception, including net losses of $37.7 million and $12.4 million and cash outflows from operating activities of $47.0 million and $14.3 million for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company had an accumulated deficit of $132.2 million. The Company expects to continue to generate significant operating losses for the foreseeable future.
The Company is seeking to complete a planned merger with Compute Health Acquisition Corp. (“CPUH”). In the event the Company does not complete the merger, the Company expects to seek additional funding through private equity financings, debt financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s shareholders. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and the need to raise additional capital to finance its future operations and debt service payments, as of May 12, 2023, the issuance date of the consolidated financial statements for the years ended December 31, 2022, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these consolidated financial statements are issued.
The accompanying consolidated financial statements do not include any adjustments that might result from any failure to successfully consummate the business combination with CPUH, or the Company’s inability to continue as a going concern. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. The Company is subject to various covenants related to the 2021 Term
Lo
an (Note 7), and, given the substantial doubt about the Company’s ability to continue as a going concern, there is a risk that it may not meet its covenants in the future. Due to the substantial doubt about the Company’s ability to continue operating as a going concern for twelve months from the issuance date of these financial statements and the liquidity covenant clause within the 2021 Term Loan, the amounts due as of December 31, 2022 have been classified as current liabilities in the consolidated financial statements. The lender has not invoked the material adverse change clause and the Company has met the liquidity covenant as of the date of issuance of these financial statements.
Impact of COVID-19
The Company is subject to additional risks and uncertainties due to the ongoing pandemic of the novel coronavirus, or
COVID-19.
Conditions have improved in the U.S. in recent months and the U.S. Secretary of Health and Human Services has declared that the
COVID-19
public health emergency expired on May 11, 2023. The Company has not experienced declines in revenue nor significant disruptions to its supply chain. The Company will continue to assess the evolving impact of
COVID-19.